Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Loss) Income, Beginning Balance		$ (51.6)	$ (76.6)	$ (84.0)
Reclassification adjustments		(18.7)	30.5	60.5
Current period (charge) credit		(54.3)	24.5	(46.4)
Income tax benefit (expense)		14.8	(30.0)	(6.7)
Accumulated Other Comprehensive (Loss) Income, Ending Balance		(109.8)	(51.6)	(76.6)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Loss) Income, Beginning Balance		31.7	61.5	67.0
Reclassification adjustments		0.0	0.0	0.0
Current period (charge) credit		(34.0)	(29.8)	(5.5)
Income tax benefit (expense)		0.0	0.0	0.0
Accumulated Other Comprehensive (Loss) Income, Ending Balance		(2.3)	31.7	61.5
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	[1]	15.3	(11.2)	(19.2)
Reclassification adjustments	[1]	(28.5)	20.9	40.1
Current period (charge) credit	[1]	(4.0)	21.0	(27.5)
Income tax benefit (expense)	[1]	12.0	(15.4)	(4.6)
Accumulated Other Comprehensive (Loss) Income, Ending Balance	[1]	(5.2)	15.3	(11.2)
Pension and Other Postretirement Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	[2]	(102.0)	(131.4)	(134.3)
Reclassification adjustments	[2]	9.8	13.3	20.4
Current period (charge) credit	[2]	(16.2)	31.4	(16.5)
Income tax benefit (expense)	[2]	2.8	(15.3)	(1.0)
Accumulated Other Comprehensive (Loss) Income, Ending Balance	[2]	(105.6)	(102.0)	(131.4)
Unrealized Gain On Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	[3]	3.4	4.5	2.5
Reclassification adjustments	[3]	0.0	(3.7)	0.0
Current period (charge) credit	[3]	(0.1)	1.9	3.1
Income tax benefit (expense)	[3]	0.0	0.7	(1.1)
Accumulated Other Comprehensive (Loss) Income, Ending Balance	[3]	3.3	3.4	4.5
Interest rate contract [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		(0.6)	(0.6)	(0.5)
Commodity contracts [Member] | Cash Flow Hedging [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		$ 29.1	$ (20.3)	$ (39.6)

[1]	Of the total reclassification adjustments from accumulated other comprehensive loss, $29.1 of income and $20.3 and $39.6 of expense were reclassified to cost of products sold related to commodity derivatives during 2015, 2014, and 2013, respectively. An additional $0.6 during 2015 and 2014, and $0.5 during 2013 was reclassified to interest expense related to the interest rate swap. At April 30, 2015, the remaining balance in accumulated other comprehensive loss related entirely to the interest rate swap.
[2]	Amortization of net losses was reclassified from accumulated other comprehensive loss to selling, distribution, and administrative expenses.
[3]	The gain on the sale of marketable securities was reclassified from accumulated other comprehensive loss to other income net during 2014.